CTIVP® – CenterSquare Real Estate Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Real Estate 99.3%
Data Center REITs 12.0%
Digital Realty Trust, Inc.	43,830	6,280,401
Equinix, Inc.	13,470	10,982,764
Total		17,263,165
Diversified REITs 2.3%
Broadstone Net Lease, Inc.	64,032	1,091,105
Empire State Realty Trust, Inc., Class A	54,840	428,849
Federal Realty Investment Trust	17,860	1,747,065
Total		3,267,019
Health Care REITs 18.5%
Alexandria Real Estate Equities, Inc.	10,130	937,127
American Healthcare REIT, Inc.	50,084	1,517,545
Healthcare Realty Trust, Inc.	33,270	562,263
Healthpeak Properties, Inc.	200,080	4,045,618
National Health Investors, Inc.	11,220	828,709
Omega Healthcare Investors, Inc.	34,240	1,303,859
Ventas, Inc.	94,270	6,482,005
Welltower, Inc.	71,380	10,936,130
Total		26,613,256
Hotel & Resort REITs 2.7%
DiamondRock Hospitality Co.	100,167	773,289
Host Hotels & Resorts, Inc.	174,430	2,478,650
Pebblebrook Hotel Trust	37,280	377,647
Sunstone Hotel Investors, Inc.	29,834	280,738
Total		3,910,324
Industrial REITs 12.3%
Americold Realty Trust, Inc.	55,580	1,192,747
First Industrial Realty Trust, Inc.	27,970	1,509,261
Lineage, Inc.	18,400	1,078,792
LXP Industrial Trust	67,400	583,010
Prologis, Inc.	96,340	10,769,849
Rexford Industrial Realty, Inc.	63,360	2,480,544
Total		17,614,203
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Family Residential REITs 11.1%
Camden Property Trust	37,960	4,642,508
Equity Residential	66,190	4,737,880
Mid-America Apartment Communities, Inc.	5,290	886,498
UDR, Inc.	124,032	5,602,526
Total		15,869,412
Office REITs 4.2%
BXP, Inc.	33,860	2,275,053
Cousins Properties, Inc.	76,040	2,243,180
Vornado Realty Trust	39,530	1,462,215
Total		5,980,448
Other Specialized REITs 5.1%
Iron Mountain, Inc.	35,836	3,083,329
Lamar Advertising Co., Class A	14,220	1,617,952
VICI Properties, Inc.	79,720	2,600,466
Total		7,301,747
Retail REITs 16.7%
Agree Realty Corp.	33,680	2,599,759
Brixmor Property Group, Inc.	110,830	2,942,536
Kimco Realty Corp.	131,290	2,788,600
Kite Realty Group Trust	95,320	2,132,308
Macerich Co. (The)	43,280	743,118
NetSTREIT Corp.	49,184	779,566
NNN REIT, Inc.	48,410	2,064,687
Realty Income Corp.	91,570	5,311,976
Simon Property Group, Inc.	27,740	4,607,059
Total		23,969,609
Self Storage REITs 8.0%
CubeSmart	38,770	1,655,867
Extra Space Storage, Inc.	39,690	5,893,568
Public Storage	12,940	3,872,812
Total		11,422,247
Single-Family Residential REITs 5.3%
American Homes 4 Rent, Class A	21,920	828,795
Invitation Homes, Inc.	151,240	5,270,714
Sun Communities, Inc.	12,360	1,589,991
Total		7,689,500

CTIVP® – CenterSquare Real Estate Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – CenterSquare Real Estate Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecom Tower REITs 1.1%
American Tower Corp.	3,990	868,224
SBA Communications Corp.	3,238	712,392
Total		1,580,616
Total Real Estate		142,481,546
Total Common Stocks (Cost: $125,756,813)		142,481,546

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(b)	898,944	898,764
Total Money Market Funds (Cost: $898,738)		898,764
Total Investments in Securities (Cost $126,655,551)		143,380,310
Other Assets & Liabilities, Net		112,684
Net Assets		$143,492,994
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	1,259,630	2,870,963	(3,231,884)	55	898,764	9	9,764	898,944
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – CenterSquare Real Estate Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7030_12_D01_(05/25)